Earnings Per Share - Schedule of computation of earnings (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Earnings Per Share [Abstract]
Potentially dilutive securities included in computation of earnings (loss) per share (in shares)			735,000
Basic earnings (loss) per share (in USD per share)	$ 0.16	$ (0.03)	$ 0.21	$ (0.03)
Diluted earnings (loss) per share (in USD per share)	$ 0.16	$ (0.03)	$ 0.21	$ (0.03)
Net income (loss)	$ 6,863	$ (1,115)	$ 9,355	$ (1,138)
Issued common shares at the end of the period (in shares)	43,900,000	40,782,857	43,900,000	40,782,857	43,900,000
Weighted average number of shares outstanding for the period, basic (in shares)	43,900,000	40,123,516	43,900,000	36,160,205
Dilutive impact of share options (in shares)	17,309	0	8,654	0
Weighted average number of shares outstanding for the period, diluted (in shares)	43,917,309	40,123,516	43,908,654	36,160,205